Tweedy, Browne Insider + Value ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Australia - 0.5%
New Hope Corp. Ltd.	396,831	$ 1,665,703

Belgium - 2.1%
Colruyt Group N.V	36,566	1,415,144
Umicore SA	102,593	3,025,114
X-Fab Silicon Foundries SE (a)(b)	224,978	2,823,575
		7,263,833

Bermuda - 0.4%
Conduit Holdings Ltd.	261,484	1,556,452

Canada - 9.9%
Atco Ltd. - Class I	53,921	2,660,361
Bank of Nova Scotia	32,428	2,601,955
Cenovus Energy, Inc.	93,287	2,575,348
Lululemon Athletica, Inc. (a)	11,368	1,491,254
Mullen Group Ltd.	172,147	2,722,086
National Bank of Canada	21,134	3,086,439
Nutrien Ltd.	29,164	1,997,152
Paramount Resources Ltd. - Class A	65,650	1,436,667
Parex Resources, Inc.	97,714	1,704,582
Peyto Exploration & Development Corp.	179,953	3,241,020
Power Corp. of Canada	54,358	3,285,571
Stella-Jones, Inc.	33,136	1,859,115
Tourmaline Oil Corp.	28,676	1,310,820
Whitecap Resources, Inc.	215,932	2,480,951
Winpak Ltd.	49,762	1,482,411
		33,935,732

Denmark - 0.5%
Pandora AS	19,130	1,794,254

Finland - 0.4%
Kemira Oyj	66,338	1,380,397

France - 4.5%
Bouygues SA	43,214	2,543,423
Coface SA	102,758	1,791,859
Metropole Television SA	127,708	1,721,959
Pernod Ricard SA	19,673	1,455,271
Rubis SCA	8,206	339,596
Sodexo SA	26,617	1,465,372
Sopra Steria Group	7,034	1,222,462
Teleperformance SE	10,440	767,651
Television Francaise 1 SA	229,033	1,832,606
Verallia SA (b)	42,634	997,548
Vicat SACA	20,375	1,504,348
		15,642,095

Germany - 5.8%
Bayer AG	30,584	1,303,139

Beiersdorf AG	18,258	1,473,264
Brenntag SE	18,966	1,250,773
Daimler Truck Holding AG	32,961	1,620,485
Deutsche Lufthansa AG	158,520	1,586,420
Deutsche Post AG	45,453	2,714,435
Douglas AG (a)	84,487	870,157
HUGO BOSS AG	43,017	1,791,246
Mercedes-Benz Group AG	21,476	1,307,337
Puma SE (a)	55,339	1,876,391
SAF-Holland SE (a)	126,835	3,084,552
Stabilus SE	52,992	1,175,622
		20,053,821

Hong Kong - 0.6%
Prudential PLC	149,526	2,157,632

Hungary - 0.7%
MOL Hungarian Oil & Gas PLC	181,424	2,304,319

Italy - 4.0%
BFF Bank SpA (a)(b)	151,550	497,778
Brembo NV	173,472	2,361,278
Buzzi SpA	28,219	1,530,529
Cementir Holding NV	83,759	1,430,275
MFE-MediaForEurope NV	322,740	1,414,674
Piaggio & C SpA	592,687	1,199,421
Pirelli & C SpA (b)	297,773	2,191,602
Sanlorenzo SpA	47,189	2,043,128
Zignago Vetro SpA	120,891	1,042,042
		13,710,727

Luxembourg - 0.9%
Befesa SA (b)	74,744	3,225,707

Netherlands - 0.5%
Fugro NV	121,578	1,608,107

Norway - 0.8%
DNB Bank ASA	84,373	2,622,498

Philippines - 1.4%
Bank of the Philippine Islands	1,177,210	1,794,554
Metropolitan Bank & Trust Co.	1,641,150	1,691,839
Semirara Mining & Power Corp.	2,785,800	1,175,872
		4,662,265

Portugal - 0.5%
Altri SGPS SA	283,604	1,639,090

Puerto Rico - 0.5%
EVERTEC, Inc.	73,554	1,799,866

Singapore - 3.8%
First Resources Ltd.	1,227,958	2,549,727
Hafnia Ltd.	322,560	2,467,584
UMS Integration Ltd.	2,242,393	4,919,648

United Overseas Bank Ltd.	66,106	1,947,569
Wilmar International Ltd.	457,202	1,286,077
		13,170,605

South Korea - 8.0%
DB Insurance Co. Ltd.	21,464	2,038,154
Hana Financial Group, Inc.	29,066	2,219,971
Hyundai Glovis Co. Ltd.	18,214	2,930,919
Innocean Worldwide, Inc.	107,459	1,422,566
KB Financial Group, Inc. - ADR	21,438	2,174,671
Krafton, Inc.	9,850	1,683,063
KT Corp. - ADR	143,450	2,556,279
KT Corp.	91	3,188
KT&G Corp.	17,894	2,193,114
LG Electronics, Inc.	10,876	2,114,577
LG Uplus Corp.	173,048	1,852,199
Samsung Electronics Co. Ltd.	22	4,628
Samsung Electronics Co. Ltd. - GDR	1,197	6,385,995
		27,579,324

Spain - 5.9%
Acciona SA	10,322	2,971,364
Acerinox SA	146,351	2,705,652
Banco Santander SA	354,358	4,434,125
Bankinter SA	199,719	3,369,650
Gestamp Automocion SA (b)	652,737	2,482,005
Repsol SA	103,279	2,655,037
Vidrala SA	17,300	1,551,741
		20,169,574

Sweden - 3.9%
Betsson AB	135,033	1,290,646
Billerud Aktiebolag	180,675	1,199,530
Intrum AB (a)	197,387	430,984
Norion Bank AB (a)	383,501	2,409,056
SKF AB - Class B	68,495	1,801,934
Svenska Handelsbanken AB - Class A	169,324	2,502,330
Volvo AB - Class B	72,503	2,555,992
Volvo Car AB (a)	438,979	1,136,778
		13,327,250

United Kingdom - 14.6%
B&M European Value Retail PLC	736,141	1,695,218
Berkeley Group Holdings PLC (a)	28,829	1,337,092
Breedon Group PLC	328,813	1,254,924
British American Tobacco PLC	47,079	2,910,737
Bunzl PLC	57,692	1,828,902
Burberry Group PLC (a)	217,474	3,452,945
CNH Industrial NV	146,043	1,491,099
Computacenter PLC	47,574	2,852,287
Domino's Pizza Group PLC	651,543	1,633,771
GSK PLC	81,719	2,070,598
Hilton Food Group PLC	230,333	1,595,916
IG Group Holdings PLC	162,276	3,922,719
Inchcape PLC	152,950	1,741,532
Johnson Matthey PLC	91,885	2,623,306
OSB Group PLC	366,019	2,545,906
Pets at Home Group PLC	552,043	1,428,877

Rightmove PLC	252,411	1,426,644
Shell PLC	48,473	2,035,375
TORM PLC - Class A	79,417	2,163,319
Vistry Group PLC (a)	331,028	1,243,762
Vodafone Group PLC	1,878,820	2,818,635
Watches of Switzerland Group PLC (a)(b)	274,099	2,665,097
WPP PLC	451,702	1,713,592
YouGov PLC	592,738	1,703,435
		50,155,688

United States - 29.0% (c)
Advance Auto Parts, Inc.	27,021	1,627,745
AGCO Corp.	17,911	2,011,047
Alliance Resource Partners LP	80,957	2,011,781
Allison Transmission Holdings, Inc.	17,420	1,977,693
Ally Financial, Inc.	37,224	1,593,559
AMN Healthcare Services, Inc. (a)	31,600	915,452
Arrow Electronics, Inc. (a)	12,830	2,753,703
Asbury Automotive Group, Inc. (a)	7,949	1,492,107
Beazer Homes USA, Inc. (a)	56,091	1,424,151
Berkshire Hathaway, Inc. - Class B (a)	3,156	1,497,459
Black Stone Minerals LP	85,948	1,165,455
Bread Financial Holdings, Inc.	34,742	3,094,470
Bristol-Myers Squibb Co.	28,942	1,654,904
Builders FirstSource, Inc. (a)	19,134	1,459,159
Centene Corp. (a)	21,043	1,254,163
Cigna Group	5,896	1,635,550
Conagra Brands, Inc.	115,831	1,538,236
ConocoPhillips	15,503	1,767,032
Crocs, Inc. (a)	15,596	1,850,777
CVS Health Corp.	17,952	1,633,273
Devon Energy Corp.	28,719	1,277,708
Dorian LPG Ltd.	39,424	1,585,633
Elevance Health, Inc.	5,260	2,068,179
Everforth, Inc. (a)	79,579	1,804,852
Fiserv, Inc. (a)	25,684	1,452,687
FMC Corp.	33,799	461,694
G-III Apparel Group Ltd.	67,181	2,171,962
GQG Partners, Inc.	1,125,504	1,168,945
Heartland Express, Inc.	140,576	2,107,234
Helmerich & Payne, Inc.	53,550	2,042,933
HF Sinclair Corp.	32,962	2,303,714
Ionis Pharmaceuticals, Inc. (a)	37,653	2,880,455
Lamb Weston Holdings, Inc.	29,186	1,260,252
LKQ Corp.	47,814	1,296,716
Matador Resources Co.	31,967	1,713,431
Molson Coors Beverage Co. - Class B	35,465	1,401,931
Noble Corp. PLC	60,819	2,826,867
Orion SA	69,535	531,247
PNC Financial Services Group, Inc.	10,494	2,320,433
Resideo Technologies, Inc. (a)	82,227	2,571,238
Shoe Carnival, Inc.	92,676	1,640,365
Simmons First National Corp. - Class A	87,447	1,875,738
Sirius XM Holdings, Inc.	51,985	1,534,597
StoneX Group, Inc. (a)	60,182	6,821,630
Thor Industries, Inc.	20,155	1,593,857
Tidewater, Inc. (a)	29,176	2,144,144
Tyson Foods, Inc. - Class A	23,147	1,412,430
United Parcel Service, Inc. - Class B	17,139	1,828,560

UnitedHealth Group, Inc.	4,038		1,535,692
Versant Media Group, Inc.	40,818		1,760,889
Vertex Pharmaceuticals, Inc. (a)	4,105		1,837,152
Western Union Co.	194,311		1,579,748
Zions Bancorp NA	42,053		2,626,210
Zoetis, Inc.	22,656		1,760,145
			99,556,984
TOTAL COMMON STOCKS (Cost $298,660,976)			340,981,923

TOTAL INVESTMENTS - 99.2% (Cost $298,660,976)			340,981,923
Other Assets in Excess of Liabilities - 0.8%		0.00802	2,757,007
TOTAL NET ASSETS - 100.0%			$ 343,738,930

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $14,883,312 or 4.3% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

Tweedy, Browne Insider + Value ETF
Schedule of Forward Currency Contracts
May 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Northern Trust Securities, Inc.	06/30/2026	AUD	802,279	USD	568,109	$ 8,164
Northern Trust Securities, Inc.	07/31/2026	AUD	802,279	USD	567,737	8,143
Northern Trust Securities, Inc.	06/30/2026	EUR	633,058	USD	736,261	3,171
Northern Trust Securities, Inc.	06/30/2026	HUF	19,953,122	USD	64,082	1,564
Northern Trust Securities, Inc.	07/31/2026	HUF	19,953,122	USD	63,991	1,573
Northern Trust Securities, Inc.	08/31/2026	HUF	9,492,811	USD	30,524	634
Northern Trust Securities, Inc.	06/30/2026	NOK	470,021	USD	50,426	380
Northern Trust Securities, Inc.	07/31/2026	NOK	470,021	USD	50,399	379
Northern Trust Securities, Inc.	06/30/2026	SEK	2,610,933	USD	281,244	2,008
Northern Trust Securities, Inc.	06/30/2026	SEK	8,876,365	USD	951,452	11,516
Northern Trust Securities, Inc.	07/31/2026	SEK	2,273,487	USD	243,817	3,248
Northern Trust Securities, Inc.	08/31/2026	SEK	2,053,401	USD	220,175	3,333
Northern Trust Securities, Inc.	06/30/2026	SGD	559,412	USD	438,793	540
Northern Trust Securities, Inc.	07/31/2026	SGD	559,412	USD	439,708	603
Northern Trust Securities, Inc.	08/31/2026	SGD	61,549	USD	48,400	153
Northern Trust Securities, Inc.	06/30/2026	USD	1,503,742	CAD	2,061,639	6,232

Northern Trust Securities, Inc.	06/30/2026	USD	9,371,874	CAD	12,852,263	36,394
Northern Trust Securities, Inc.	07/31/2026	USD	10,938,377	CAD	14,913,903	90,053
Northern Trust Securities, Inc.	06/30/2026	USD	232,755	DKK	1,479,175	1,517
Northern Trust Securities, Inc.	07/31/2026	USD	670,355	DKK	4,257,949	3,564
Northern Trust Securities, Inc.	06/30/2026	USD	4,927,915	EUR	4,204,948	16,399
Northern Trust Securities, Inc.	07/31/2026	USD	26,712,919	EUR	22,722,802	136,449
Northern Trust Securities, Inc.	07/31/2026	USD	16,205,541	GBP	12,002,538	43,826
Northern Trust Securities, Inc.	06/30/2026	USD	463,803	SEK	4,234,471	4,419
Northern Trust Securities, Inc.	07/31/2026	USD	4,497,677	SEK	41,237,181	16,326
Northern Trust Securities, Inc.	06/30/2026	USD	1,402,680	SGD	1,781,215	3,807
Northern Trust Securities, Inc.	06/30/2026	USD	2,562,065	SGD	3,258,940	2,664
Northern Trust Securities, Inc.	07/31/2026	USD	3,975,941	SGD	5,040,155	8,850
Northern Trust Securities, Inc.	06/30/2026	DKK	434,172	USD	68,212	(338)
Northern Trust Securities, Inc.	07/31/2026	DKK	434,172	USD	68,323	(332)
Northern Trust Securities, Inc.	06/30/2026	GBP	4,455	USD	6,017	(18)
Northern Trust Securities, Inc.	07/31/2026	GBP	4,455	USD	6,016	(17)
Northern Trust Securities, Inc.	06/30/2026	USD	1,046,081	AUD	1,502,197	(32,939)
Northern Trust Securities, Inc.	07/31/2026	USD	1,073,979	AUD	1,502,197	(4,306)
Northern Trust Securities, Inc.	08/31/2026	USD	498,511	AUD	699,918	(3,558)
Northern Trust Securities, Inc.	08/31/2026	USD	10,859,634	CAD	14,913,903	(2,060)
Northern Trust Securities, Inc.	06/30/2026	USD	432,837	DKK	2,778,774	(1,566)
Northern Trust Securities, Inc.	08/31/2026	USD	596,679	DKK	3,823,777	(3,067)
Northern Trust Securities, Inc.	06/30/2026	USD	22,263,969	EUR	19,150,911	(104,915)
Northern Trust Securities, Inc.	08/31/2026	USD	26,446,887	EUR	22,722,802	(162,472)
Northern Trust Securities, Inc.	06/30/2026	USD	16,059,186	GBP	12,002,538	(103,708)
Northern Trust Securities, Inc.	08/28/2026	USD	16,085,787	GBP	11,998,083	(68,371)
Northern Trust Securities, Inc.	06/30/2026	USD	759,366	HUF	254,606,788	(78,299)
Northern Trust Securities, Inc.	07/31/2026	USD	813,230	HUF	254,606,788	(23,391)
Northern Trust Securities, Inc.	08/31/2026	USD	784,495	HUF	244,146,478	(16,854)
Northern Trust Securities, Inc.	06/30/2026	USD	866,070	NOK	8,377,569	(39,488)
Northern Trust Securities, Inc.	07/31/2026	USD	898,040	NOK	8,377,569	(7,009)
Northern Trust Securities, Inc.	08/31/2026	USD	853,785	NOK	7,907,549	(11)
Northern Trust Securities, Inc.	06/30/2026	USD	4,975,247	SEK	46,216,521	(38,632)
Northern Trust Securities, Inc.	08/31/2026	USD	4,398,825	SEK	41,017,095	(65,790)
Northern Trust Securities, Inc.	08/31/2026	USD	3,572,917	SGD	4,542,292	(10,278)
Net Unrealized Appreciation (Depreciation)						$ (351,510)

AUD - Australian Dollars
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
NOK - Norwegian Krone
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Tweedy, Browne Insider + Value ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 340,981,923	$ –	$ –	$ 340,981,923
Total Investments	$ 340,981,923	$ –	$ –	$ 340,981,923

Other Financial Instruments:
Forward Currency Contracts *	$ –	$ 415,909	$ –	$ 415,909
Total Other Financial Instruments	$ –	$ 415,909	$ –	$ 415,909

Liabilities:
Other Financial Instruments:
Forward Currency Contracts *	$ –	$ (767,419)	$ –	$ (767,419)
Total Other Financial Instruments	$ –	$ (767,419)	$ –	$ (767,419)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of May 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.